Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 30, 2019
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 503,766	$ 200,000	$ 250,000
Repayments of Related Party Debt		603,766	150,000	150,000
Advertising Expense		257,129	324,546	490,403	765,441
Chief Executive Officer And Director [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 394,183			324,920	394,183
Proceeds from Related Party Debt				250,000
Repayments of Related Party Debt	$ 167,000			150,000
Due to Related Parties				100,000
Management Fee Expense				0	0
Advertising Expense				32,173	587,261
Insurance Brokerage Firm [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		2,356,924	$ 1,715,237	2,321,186	$ 2,214,985
Accounts Payable, Related Parties		670,047		265,257
Due to Related Parties						$ 171,665	$ 265,257
Executive Chairman [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		503,767
Repayments of Related Party Debt		503,767
Due to Related Parties		0
Former C E O [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt		100,000
Due to Related Parties		$ 0		$ 100,000